LAND USE RIGHTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
12.	LAND USE RIGHTS

Private ownership of agricultural land is not permitted in the PRC. Instead, the Company has leased five lots of land. The cost of the first lot of land use rights acquired in 2007 in Guangdong Province was $6,408,289 and consists of 180.23 acres with the lease expiring in 2067. The cost of the second lot of land use rights acquired in 2008 in Guangdong Province was $764,128, which consists of31.84 acres with the lease expiring in 2068. The cost of the third lot of land use rights acquired in 2011 was $7,042,831, which consists of 52.46 acres in Guangdong Province, with the lease expiring in 2037. The cost of the fourth lot of land use rights acquired in 2011 was $35,405,750 which consisted of 287.21 acres in the Hunan Province, PRC and the leases expire in 2051, 2054 and 2071. The cost of the fifth lot of land use rights acquired in 2012 was $528,240 which consisted of 21.09 acres in  Qinghai Province, PRC and the leases expire in 2051. The cost of the sixth lot of land use rights acquired in 2013 was $528,240 which consisted of 41.80 acres in Guangdong Province, PRC and the leases expire in 2051.

	June 30, 2013	December 31,2012

Cost	$60,045,896	$58,630,950
Less: Accumulated amortisation	(3,666,041)	(2,897,704)
Net carrying amount	$56,379,855	$55,733,246

Land use rights are amortized on the straight-line basis over their respective lease periods. The lease period of agriculture land is 30 to 60 years.

Amortization of land use rights was $539,677 and $642,905 for the three months ended June 30, 2013 and 2012, respectively. Amortization of land use rights was $768,337 and $944,176 for the three months ended June 30, 2013 and 2012, respectively.

15.	LAND USE RIGHTS
Private ownership of agricultural land is not permitted in the PRC. Instead, the Company has leased five lots of land. The cost of the first lot of land use rights acquired in 2007 was $6,194,505, which consists of 1,985.06 acres in the Hebei Province with leaseholds expiring in 2036, 2051, 2067 and 2077. The cost of the second lot of land use rights acquired in 2007 in the Guangdong Province was $6,408,289 and consists of 180.23 acres with the lease expiring in 2067. The cost of the third lot of land use rights acquired in 2008 in the Guangdong Province was $764,128, which consists of 31.84 acres with the lease expiring in 2068. The cost of the fourth lot of land use rights acquired in 2010 in the Hebei Province was $3,223,411, which consists of 825 acres with the lease expiring in 2066.The first lot of land use rights with the original cost of $6,194,505 and the fourth lot of land use rights with the original cost of $3,223,411 were disposed of with the sale of a subsidiary of ZX. The cost of the fifth lot of land use rights acquired in 2011 was $12,040,571, which consists of 93.64 acres in the Guangdong Province, with the lease expiring in 2031 and 2037. The cost of the sixth lot of land use rights acquired in 2011 was $35,405,750 which consisted of 287.21 acres in the Hunan Province, PRC and the leases expire in 2061. The cost of the seventh lot of land use rights acquired in 2012 was $528,240 which consisted of 21.09 acres in the Xining City, Qinghai Province, PRC and the leases expire in 2051.

	2012	2011

Cost (Note)	$58,630,950	$57,845,574
Less: Accumulated amortization	(2,897,704)	(1,338,104)
Net carrying amount	$55,733,246	$56,507,470

Note

Fiscal year	Expiry date	Location	Cost

Balance at 1.1.2011			$18,776,139
2011	2037	Enping City, Guangdong Province, PRC	12,365,293
2011	2051, 2054 and 2071	Linli County, Hunan Province, PRC.	35,405,750
Less: disposal upon sale of a subsidiary,ZX
	Acquired in 2007	Huebi Province, PRC	(6,194,505)
	Acquired in 2010	Huebi Province, PRC	(3,223,411)
	Exchange adjustment		716,307
Balance at 12.31.2011			57,845,573
2012	2051	Xining city, Qinghai Province, PRC	528,240
	Exchange adjustment		257,137
Balance at 12.31.2012			$58,630,950

Land use rights are amortized on the straight-line basis over their respective lease periods. The lease period of agriculture land is 30 to 60 years.

Amortization of land use rights was $1,599,600 and $732,946 for the years ended December 31, 2012 and 2011, respectively.